Disaggregated Revenue (Details) - Schedule of Revenue from Contracts with Customers - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Securities brokerage commission income [Member]
Securities brokerage services
Contracts with customers	$ 25	$ 55	$ 117
Securities brokerage handling income [Member]
Securities brokerage services
Contracts with customers	26	19	1,727
Securities Brokerage Commissions and Handling Income [Member]
Securities brokerage services
Contracts with customers	51	74	1,844
Fund subscription fee – related parties [Member]
Securities brokerage services
Contracts with customers	22	3	195
Consultancy service income [Member]
Securities brokerage services
Contracts with customers	120	951
Referral Income [Member]
Securities brokerage services
Contracts with customers	261	497
IPO financing [Member]
Securities brokerage services
Contracts with customers			322
Other securities brokerage financing [Member]
Securities brokerage services
Contracts with customers	128	27	29
Interests Income [Member]
Securities brokerage services
Contracts with customers	128	27	351
Consultancy income [Member]
Securities brokerage services
Contracts with customers	2,860	2,515	728
Management fee income – related parties [Member]
Securities brokerage services
Contracts with customers	311	236	95
Performance fee income – related parties [Member]
Securities brokerage services
Contracts with customers	538	150	43
Asset Management Income - Related Parties [Member]
Securities brokerage services
Contracts with customers	849	386	138
Transferred at Point in Time [Member]
Securities brokerage services
Contracts with customers	454	1,525	2,039
Transferred over Time [Member]
Securities brokerage services
Contracts with customers	$ 3,837	$ 2,928	$ 1,217